Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Redeemable Convertible Preferred Stock Details [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED STOCK

NOTE 10: REDEEMABLE CONVERTIBLE PREFERRED STOCK

On September 24, 2021, upon the closing of the Business Combination, all shares of the outstanding redeemable convertible preferred stock were cancelled and exchanged for 21,722,661 shares of the Company’s common stock, including 2,200,000 shares issued to Amgen and 1,296,022 shares of non-voting common stock issued to an investor.

Redeemable convertible preferred stock as of December 31, 2020 consisted of the following (in thousands, except share data):

	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	19,522,671	15,480,095	$41,165	$42,978
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	19,522,771	15,480,195	$41,165	$43,840

The significant rights and obligations of the redeemable convertible preferred stock were as follows:

Dividends

The holders of Series A-1 redeemable convertible preferred stock were entitled to receive, on a pari passu basis, when, as and if declared by the Board, out of any assets at the time that are legally available, cash dividends at the rate of 8% per annum of the applicable original issue price of $2.6592, as adjusted for stock splits, dividends, reclassifications or the like.

The holders of Series A-2 redeemable convertible preferred stock were entitled to receive dividends, on a pari passu basis, when, as and if declared by the Board, out of any assets at the time legally available therefor, in an amount of 8% of any distribution to Old Jasper stockholders. The dividend rate would have been reduced to 4% if the Company terminated the Amgen License Agreement, or Amgen was pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company had filed or held an IND for an anti c-kit antibody.

The preferred dividends were not cumulative. No dividends had been declared or paid as of December 31, 2021 and 2020.

Voting

The holders of each share of Series A-1 redeemable convertible preferred stock were entitled to voting rights equal to the number of shares of Class A common stock into which the shares of Series A-1 redeemable convertible preferred stock were then convertible. The holders of Series A-1 redeemable convertible preferred stock voted together with the holders of common stock as a single class and on an as-converted to common stock basis. The holders of Series A-2 redeemable convertible preferred stock were not entitled to any voting rights.

Election of Directors

The holders of Series A-1 redeemable convertible preferred stock, voting together as a separate class, were entitled to elect three directors of the Company. The holders of Class A common stock, other than the common stock issued or issuable upon the conversion of preferred stock, voting together as a separate class, were entitled to elect two directors of the Company. The holders of Class A common stock and Series A-1 redeemable convertible preferred stock were collectively entitled to elect the balance of the total number of directors of the Company.

Conversion Rights

Each share of Series A-1 redeemable convertible preferred stock was convertible to Class A common stock, at the option of the holder, at the then applicable conversion price. Any holder that beneficially owned, directly or indirectly, more than 9.9% of any class of equity securities had the right to receive any shares of capital stock that would have been issued upon conversion of the shares in excess of 9.9% in the form of Class B common stock. The initial conversion price per share for Series A-1 redeemable convertible preferred stock was $2.6592. Shares of Series A-2 redeemable convertible preferred stock were not convertible at the option of the holder.

Each share of Series A-1 redeemable convertible preferred stock would have been automatically converted into common stock, at the then effective conversion price (i) immediately prior to closing of the initial public offering at a common stock per share price of at least five times the original issue price of the Series A-1 redeemable convertible preferred stock resulting in at least $70.0 million of gross proceeds, or (ii) at the date and time, or upon occurrence of an event, specified by vote or written consent of the holders of at least 55% of the outstanding shares of Series A-1 redeemable convertible preferred stock.

Upon Old Jasper’s initial public offering, each share of Series A-2 redeemable convertible preferred would have been automatically converted into a number of shares of Class A common stock equal to 8% of the fully diluted equity immediately prior to such initial public offering. The percentage of Class A common stock subject to Series A-2 redeemable convertible preferred stock conversion would have been reduced to 4% if the Company terminated the Amgen License Agreement, or Amgen was pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company had filed or held an IND for an anti c-kit antibody.

Liquidation Preference

In the event of liquidation, dissolution or winding up of Old Jasper, including deemed liquidation, the holders of the Series A-1 redeemable convertible preferred stock were entitled to receive, in preference to any distribution to the holders of the Series A-2 redeemable convertible preferred stock or common stock, an amount per share equal to 0.75 times of the applicable original issue price of $2.6592, as adjusted for stock splits, dividends, reclassifications or the like.

After the payment to the holders of Series A-1 redeemable convertible preferred stock of the full preferential amounts above, the holders of Series A-2 redeemable convertible preferred stock would have been entitled to receive, out of the remaining assets of Old Jasper available for distribution to its stockholders, in preference to any distribution to the holders of common stock, an amount equal to 8% of the assets available for distribution. The liquidation preference available to the holders of Series A-2 redeemable convertible preferred stock would have been reduced to 4% if the Company terminated the Amgen License Agreement, or Amgen was pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company had filed or held an IND for an anti c-kit antibody.

After the payment to the holders of Series A-2 redeemable convertible preferred stock of the full preferential amounts above, the holders of Series A-1 redeemable convertible preferred stock would have been entitled to receive, out of the remaining assets of Old Jasper available for distribution to its stockholders, in preference to any distribution to the holders of common stock, an amount per share equal to 0.25 times of the applicable original issue price of $2.6592, as adjusted for stock splits, dividends, reclassifications or the like.

If the assets of Old Jasper legally available for distribution to the holders of a given Series of redeemable convertible preferred stock were insufficient to permit the payment to such holders of the full amounts of a given Series, then the assets of Old Jasper would have been distributed on a pro rata basis among the holders of such Series of redeemable convertible preferred stock in proportion to the full amounts they would otherwise be entitled to receive pursuant to their liquidation preference.

Following the above payments, the remaining assets of Old Jasper, if any, would have been distributed ratably among the holders of common stock and Series A-1 redeemable convertible preferred stock, pro rata based on the number of shares held by each such holder as if they had been converted to common stock. Provided, however, that if the aggregate amount which the holders of Series A-1 redeemable convertible preferred stock were entitled to receive under the above provisions exceeded 1.5 times the applicable original issue price of $2.6592, as adjusted for stock splits, dividends, reclassifications or the like, upon such liquidation, dissolution or winding up the holders of Series A-1 redeemable convertible preferred stock would have been entitled to receive the greater of (i) 1.5 times the applicable original issue price and (ii) the amount would have received if all shares of Series A-1 redeemable convertible preferred stock had been converted into common stock immediately prior to such liquidation, dissolution or winding up of the corporation.

Redemption

The redeemable convertible preferred stock was recorded in mezzanine equity because while it was not mandatorily redeemable, it would have become redeemable at the option of the preferred stockholders upon the occurrence of certain deemed liquidation events that were considered not solely within the Company’s control.